Auditor's remuneration (Tables)	12 Months Ended
Sep. 30, 2018
Auditor's remuneration
Schedule of fees payable to auditor

	Consolidated		Parent Entity
$’000	2018	2017	2018	2017
Audit and audit-related fees
Audit fees
PwC Australia	19,999	17,886	19,967	17,833
Overseas PwC network firms	3,338	3,225	68	852

Total audit fees	23,337	21,111	20,035	18,685

Audit-related fees
PwC Australia	2,316	3,938	2,224	3,739
Overseas PwC network firms	117	68	-	65

Total audit-related fees	2,433	4,006	2,224	3,804

Total audit and audit-related fees	25,770	25,117	22,259	22,489

Tax fees
PwC Australia	169	5	49	-
Overseas PwC network firms	-	8	-	-

Total tax fees	169	13	49	-

Other fees
PwC Australia	1,581	1,853	1,501	912
Overseas PwC network firms	-	90	-	90

Total other fees	1,581	1,943	1,501	1,002

Total audit and non-audit fees	27,520	27,073	23,809	23,491